Leasing Arrangements - Schedule of Capital Leased Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Leases [Abstract]
Capital leases	$ 1,756	$ 1,463
Less accumulated amortization	(998)	(692)
Total	$ 758	$ 771